Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments		(continued)	December 31, 2025 (Unaudited)

COMMON STOCKS - 70.36% of net assets applicable to common unitholders Shares		Issuer	Value

Bermuda - 2.03% of net assets applicable to common unitholders
Insurance Carriers - 2.89% of total investments
177		RenaissanceRe Holdings Ltd.	49,765

Total Bermuda (cost $22,332)			$49,765

Cayman Islands - 1.76% of net assets applicable to common unitholders
Semiconductor Related - 2.50% of total investments
2,330		Ichor Holdings	42,942

Total Cayman Islands (cost $49,043)			$42,942

Switzerland - 1.65% of net assets applicable to common unitholders
Business Services - 2.34% of total investments
1,695	A	Sportradar Group AG	40,290

Total Switzerland (cost $21,010)			$40,290

United States - 64.92% of net assets applicable to common unitholders (continued)
Agricultural Produce - 2.20% of total investments
344		Ingredion, Inc.	37,929
Business Services - 7.14% of total investments
245	A	WEX, Inc.	36,500
4,591	A	ACV Auctions, Inc.	36,820
2,932	A	Phreesia, Inc.	49,609
Building Materials - 2.16% of total investments
180		Eagle Materials, Inc.	37,202
Chemicals & Allied - 1.77% of total investments
460		Cabot Corp.	30,489
Depository Institutions - 13.49% of total investments
680		Prosperity Bancshares, Inc.	46,995
542		Texas Capital Bancshares, Inc.	49,073
1,219		United Bankshares, Inc.	46,810
1,492		United Community Banks, Inc.	46,580
360		BOK Financial Corp.	42,646
Electronic & Equipment - 12.59% of total investments
752		Diodes, Inc.	37,104
503		Rambus, Inc.	46,221
364		Universal Display Corp.	42,508
390		Tower Semiconductor Ltd	45,794
612	A	Lattice Semiconductor Corp.	45,031
Electric, Gas & Sanitary Services - 4.80% of total investments
320		IDACORP, Inc.	40,499
715		TXNM Energy, Inc.	42,099
Health Services - 7.10% of total investments
1,610		HealthStream, Inc.	37,143
571		U.S. Physical Therapy, Inc.	44,589
377	A	Addus HomeCare Corp.	40,486
Holding & Other Investments Offices- 2.78% of total investments
2,710		NETSTREIT Corp.	47,804
Hotels, Rooming Houses, Camps and Other Lodging Places- 2.70% of total investments
485		Monarch Casino & Resort, Inc.	46,415
Industrial & Commercial Machinery & Computer Equipment - 4.18% of total investments
200		Alamo Group, Inc.	33,574
2,452		NOV, Inc.	38,325
Insurance Carriers- 5.50% of total investments
745		First American Financial Corp.	45,773
240		Reinsurance Group of America, Inc.	48,830
Security & Commodity Brokers, Dealers, Exchanges and Services - 2.71% of total investments
961		Lazard, Inc.	46,666
Measuring, Analytics & Controls Instruments - 6.39% of total investments
654		Globus Medical, Inc.	57,101
339	A	Align Technology, Inc.	52,935
Personal Services - 2.14% of total investments
1,922		Healthcare Services Group, Inc.	36,749
Real Estate - 3.99% of total investments
1,040		Marcus & Millichap, Inc.	28,382
3,128		Americold Realty Trust, Inc.	40,226
Transportation Equipment - 7.71% of total investments
908	A	Atmus Filtration Technologies Inc	47,134
820		BorgWarner, Inc.	36,949
2,090		Gentex Corp.	48,634
Transportation Services - 2.92% of total investments
1,178		Hub Group, Inc.	50,195

Total United States (cost $1,472,193)			$1,587,818

TOTAL COMMON STOCKS (cost $1,569,680)			$1,720,815

		Total investments (70.36% of net assets)	$1,720,815
		Other assets less liabilities (29.64% of net assets)	724,831

		Net assets applicable to common unitholders - 100%	$2,445,646

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments	(concluded)	December 31, 2025 (Unaudited)

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contract	Russell 2000 Mini Index	03/20/26	$125,060	$(1,890)

	The underlying notional amount at value of open long futures contracts is 5.11% of net assets applicable to common unitholders.

A	Non-dividend producing security.